CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
NET REVENUE
Loan facilitation, post-origination and other service, net		$ 108,148,255	$ 23,092,405	$ 11,917,870
Business and sales related taxes		(890,414)	(171,862)	(23,644)
NET REVENUE		107,257,841	22,920,543	11,894,226
OPERATING EXPENSES
Sales and marketing		15,241,637	5,212,127	3,840,143
Service and development		8,495,768	5,149,265	2,358,867
General and administrative		5,816,130	2,645,605	1,554,833
Share-based compensation		1,828,868	0	0
Total operating expenses		31,382,403	13,006,997	7,753,843
INCOME FROM OPERATIONS		75,875,438	9,913,546	4,140,383
OTHER INCOME (EXPENSE)
Other income		683,393	198,624	37,751
Other expense		(22,516)	(19,095)	(11,481)
Total other income, net		660,877	179,529	26,270
INCOME BEFORE INCOME TAXES		76,536,315	10,093,075	4,166,653
PROVISION FOR INCOME TAXES		11,025,690	1,522,211	628,246
NET INCOME		65,510,625	8,570,864	3,538,407
Less: net income attributable to non-controlling interest		28,652
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS		65,481,973	8,570,864	3,538,407
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		6,028,143	(1,080,036)	(482,083)
COMPREHENSIVE INCOME		71,538,768	7,490,828	3,056,324
Less: comprehensive income attributable to non-controlling interest		132,814
COMPREHENSIVE INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS		$ 71,405,954	$ 7,490,828	$ 3,056,324
Earnings per common share*-basic (in dollars per share)	[1]	$ 1.46	$ 0.20	$ 0.08
Earnings per common share*-diluted (in dollars per share)	[1]	$ 1.37	$ 0.20	$ 0.08
Weighted average number of shares outstanding*-basic	[1]	44,977,780	42,331,200	42,080,000
Weighted average number of shares outstanding*-diluted	[1]	47,656,263	42,331,200	42,080,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.